Expense Example - FidelityEquity-IncomeFund-KPRO - FidelityEquity-IncomeFund-KPRO - Fidelity Equity-Income Fund - Fidelity Equity-Income Fund - Class K	Apr. 01, 2023 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616